BASIS OF PRESENTATION - Sherritt Acquisition (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 24, 2013 Sherritt International Corporation [Member] mines	Mar. 31, 2014 Sherritt International Corporation [Member]	Dec. 31, 2013 Sherritt International Corporation [Member]
Business Acquisition [Line Items]
Number of mines						7
Percentage of voting interests acquired						50.00%
Purchase price						$ 435,000,000
Cash consideration						293,000,000
Assumption of capital lease obligation						142,000,000
Acquisition-related costs							18,100,000	2,900,000
Loss on foreign exchange	(6,790,000)	0					6,800,000
Interest Expense, Debt							6,100,000
Interest Expense	20,798,000	10,160,000	39,937,000	42,677,000	29,769,000		4,900,000
Other Expenses							$ 300,000